Expense Example, No Redemption (USD $)	12 Months Ended
Jan. 31, 2013
Vanguard Energy Fund - Investor Shares | Vanguard Energy Fund
Expense Example, No Redemption:
1 YEAR	$ 32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Health Care Fund - Investor Shares | Vanguard Health Care Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Precious Metals and Mining Fund - Investor Shares | Vanguard Precious Metals and Mining Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Dividend Growth Fund - Investor Shares | Vanguard Dividend Growth Fund
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard REIT Index Fund - Investor Shares | Vanguard REIT Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Energy Fund - Admiral Shares | Vanguard Energy Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Health Care Fund - Admiral Shares | Vanguard Health Care Fund
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Dividend Appreciation Index Fund - Investor Shares | Vanguard Dividend Appreciation Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Dividend Appreciation Index Fund - ETF Shares | Vanguard Dividend Appreciation Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard REIT Index Fund - ETF Shares | Vanguard REIT Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard REIT Index Fund - Signal Shares | Vanguard REIT Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard REIT Index Fund - Institutional Shares | Vanguard REIT Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard REIT Index Fund - Admiral Shares | Vanguard REIT Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128